NOTE 4. NOTES PAYABLE - Notes Payable (Details Narrative) (Quarterly Report, USD $)	Sep. 30, 2013	Dec. 31, 2012	Jan. 01, 2006
Fair Value	$ 189,549	$ 273,289
Less Current Portion	136,640	197,058
Non Current Portion	52,909	76,231
Interest Rate			15.00%
Stockholder
Fair Value		116,000
Interest Rate	12.00%	12.00%
Issuance Date	November 1, 2007	November 1, 2007
Lafayette Community Bank
Fair Value	78,916	97,185
Interest Rate	75.00%	75.00%
Issuance Date	December 25, 09	December 25, 09
Loan Due	May 18, 2016	May 18, 2016
Monthly Installments	2,587	2,587
Stockholder
Fair Value	50,000	50,000
Interest Rate	50.00%	50.00%
Issuance Date	December 17,2009	December 17,2009
Investor
Fair Value	55,000
Issuance Date	July 1, 2013	July 1, 2013
Monthly Installments	5,000	5,000
Chase
Fair Value	5,633	10,104
Interest Rate	53.40%	53.40%
Monthly Installments	$ 533	$ 533